Note 15 - Other Payables - Schedule of Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Employee cost liabilities	$ 860	$ 894
Other liabilities	67	112
Total other payables	$ 927	$ 1,006